As filed with the Securities and Exchange Commission on March 16, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 98.79%	Value
	Beverage and Tobacco Product Manufacturing - 3.84%
4,050	Altria Group, Inc.	$288,279
68,900	Coca-Cola Co.	2,864,173
		3,152,452
	Broadcasting (Except Internet) - 2.68%
17,400	Comcast Corp. - Class A	1,312,308
8,000	Walt Disney Co.	885,200
		2,197,508
	Chemical Manufacturing - 10.66%
8,700	AbbVie, Inc.	531,657
67,700	Dow Chemical Co.	4,036,951
7,200	Johnson & Johnson	815,400
9,300	Merck & Co., Inc.	576,507
87,902	Pfizer, Inc.	2,789,131
		8,749,646
	Computer and Electronic Product Manufacturing - 8.67%
60,900	Cisco Systems, Inc.	1,870,848
10,700	Danaher Corp.	897,944
38,000	Intel Corp.	1,399,160
18,300	QUALCOMM, Inc.	977,769
13,700	Raytheon Co.	1,974,992
		7,120,713
	Couriers and Messengers - 1.40%
10,500	United Parcel Service, Inc. - Class B	1,145,865
	Credit Intermediation and Related Activities - 5.67%
54,300	Bank of America Corp.	1,229,352
23,400	Bank of New York Mellon Corp.	1,046,682
13,800	Capital One Financial Corp.	1,205,982
13,900	JPMorgan Chase & Co.	1,176,357
		4,658,373
	Electrical Equipment, Appliance, and Component Manufacturing - 2.83%
39,600	Emerson Electric Co.	2,322,936
	Food Services and Drinking Places - 0.67%
4,500	McDonald's Corp.	551,565
	General Merchandise Stores - 5.45%
7,600	Target Corp.	490,048
59,700	Wal-Mart Stores, Inc.	3,984,378
		4,474,426
	Health and Personal Care Stores - 4.05%
42,200	CVS Health Corp.	3,325,782
	Insurance Carriers and Related Activities - 5.69%
54,800	Allstate Corp.	4,121,508
10,100	MetLife, Inc.	549,541
		4,671,049
	Machinery Manufacturing - 2.93%
19,800	Caterpillar, Inc.	1,894,068
17,300	General Electric Co.	513,810
		2,407,878
	Merchant Wholesalers, Durable Goods - 2.06%
4,800	3M Co.	839,136
7,200	Honeywell International, Inc.	851,904
		1,691,040
	Merchant Wholesalers, Non-Durable Goods - 4.45%
41,700	Procter & Gamble Co.	3,652,920
	Motion Picture and Sound Recording Industries - 0.79%
6,700	Time Warner, Inc.	648,895
	Oil and Gas Extraction - 0.64%
7,700	Occidental Petroleum Corp.	521,829

	Petroleum and Coal Products Manufacturing - 3.65%
4,600	Chevron Corp.	512,210
29,600	Exxon Mobil Corp.	2,483,144
		2,995,354
	Professional, Scientific, and Technical Services - 5.66%
3,700	Amgen, Inc.	579,716
23,300	International Business Machines Corp.	4,066,316
		4,646,032
	Rail Transportation - 1.86%
14,300	Union Pacific Corp.	1,524,094
	Real Estate - 0.69%
3,100	Simon Property Group, Inc.	569,687
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.55%
2,700	Goldman Sachs Group, Inc.	619,164
15,300	Morgan Stanley	650,097
		1,269,261
	Telecommunications - 7.41%
80,200	AT&T, Inc.	3,381,232
55,200	Verizon Communications, Inc.	2,705,352
		6,086,584
	Transportation Equipment Manufacturing - 8.36%
11,800	Boeing Co.	1,928,356
45,000	Ford Motor Co.	556,200
11,800	General Dynamics Corp.	2,136,744
15,700	General Motors Co.	574,777
3,300	Lockheed Martin Corp.	829,389
7,600	United Technologies Corp.	833,492
		6,858,958
	Utilities - 7.13%
17,700	Duke Energy Corp.	1,390,158
85,700	Exelon Corp.	3,074,916
28,000	Southern Co.	1,384,040
		5,849,114

	TOTAL COMMON STOCKS (Cost $74,982,187)	81,091,961

Shares	MONEY MARKET FUNDS - 1.18%	Value
971,846	Invesco STIT-Treasury Portfolio - Institutional Class, 0.40% (a)	971,846
	TOTAL MONEY MARKET FUNDS (Cost $971,846)	971,846

	Total Investments in Securities (Cost $75,954,033) - 99.97%	82,063,807
	Other Assets in Excess of Liabilities - 0.03%	25,277
	TOTAL NET ASSETS - 100.00%	$82,089,084

	(a) Rate shown is the 7-day annualized yield as of January 31, 2017.

Edgar Lomax Value Fund
Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$551,565	$-	$-	$551,565
Finance and Insurance	11,168,370	-	-	11,168,370
Information	8,932,987	-	-	8,932,987
Manufacturing	33,607,937	-	-	33,607,937
Mining, Quarrying, and Oil and Gas Extraction	521,829	-	-	521,829
Professional, Scientific, and Technical Services	4,646,032	-	-	4,646,032
Retail Trade	7,800,208	-	-	7,800,208
Transportation and Warehousing	2,669,959	-	-	2,669,959
Utilities	5,849,114	-	-	5,849,114
Wholesale Trade	5,343,960	-	-	5,343,960
Total Common Stocks	81,091,961	-	-	81,091,961
Money Market Funds	971,846	-	-	971,846
Total Investments in Securities	$82,063,807	$-	$-	$82,063,807

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost of investments	$75,954,033

Gross unrealized appreciation	7,212,569
Gross unrealized depreciation	(1,102,795)
Net unrealized appreciation	$6,109,774

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
    Douglas G. Hess, President

Date-- 3/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
    Douglas G. Hess, President

Date-- 3/7/2017

By (Signature and Title)* /s/ Cheryl L. King
    Cheryl L. King, Treasurer

Date-- 3/7/2017

* Print the name and title of each signing officer under his or her signature.